Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities	Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1:    Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2:    Assets and liabilities whose values are based on the following:
(a) Quoted prices for similar assets or liabilities in active markets;
(b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3:    Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy.  The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.
The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third- party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.
    The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy:
(1) Specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.
(2) Quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
Certain assets are not carried at fair value on a recurring basis, including mortgage loans and policy loans, and these are only included in the fair value hierarchy disclosure when the individual investment is reported at fair value.
In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant inputs and valuation techniques for Level 2 and Level 3 assets and liabilities measured at fair value on a recurring basis
Level 2 measurements
•Fixed income securities:
U.S. government and agencies, municipal, corporate - public and foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - privately placed: Privately placed are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.
Corporate - privately placed also includes redeemable preferred stock that are valued using quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.
MBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads. Residential MBS includes prepayment speeds as a primary input for valuation.
•Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.
•Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
•Other investments:  Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.
Over-the-counter (“OTC”) derivatives, including foreign exchange forward contracts and options, are valued using models that rely on inputs such as currency rates that are observable for substantially the full term of the contract.  The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.
Level 3 measurements
•Fixed income securities:
Municipal: Comprise municipal bonds that are not rated by third-party credit rating agencies. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable.
Corporate - public and privately placed and ABS: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Other inputs for corporate fixed income securities include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.
•Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.
•Other investments: Certain OTC derivatives, such as interest rate caps, are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves.
•Other assets: Includes a structured settlement annuity reinsurance agreement accounted for as a derivative instrument that is valued internally. The model primarily uses stochastically determined cash flows, ultimate reinvestment spreads and applicable market data, such as interest rate and volatility assumptions. This item is categorized as Level 3 as a result of the significance of non-market observable inputs.
•Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.
Investments excluded from the fair value hierarchy
Limited partnerships carried at fair value, which do not have readily determinable fair values, use NAV provided by the investees and are excluded from the fair value hierarchy. These investments are generally not redeemable by the investees and generally cannot be sold without approval of the general partner. The Company receives distributions of income and proceeds from the liquidation of the underlying assets of the investees, which usually takes place in years 4-9 of the typical contractual life of 10-12 years. As of December 31, 2020, the Company has commitments to invest $23.9 million in these limited partnership interests.
The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2020.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Total
Assets
Fixed income securities:
U.S. government and agencies	$102,167	$42,738	$—		$144,905
Municipal	—	528,272	16,281		544,553
Corporate - public	—	3,122,120	5,560		3,127,680
Corporate - privately placed	—	1,021,072	4,975		1,026,047
Foreign government	—	72,087	—		72,087
MBS	—	3,602	—		3,602
Total fixed income securities	102,167	4,789,891	26,816		4,918,874
Equity securities	243,076	590	7,771		251,437
Short-term investments	112,293	20,752	—		133,045
Other investments: Free-standing derivatives	—	8,451	23	$(377)	8,097
Separate account assets	286,751	—	—		286,751
Other assets	—	—	313,900		313,900
Total recurring basis assets	$744,287	$4,819,684	$348,510	$(377)	$5,912,104
% of total assets at fair value	12.6%	81.5%	5.9%	—%	100.0%

Investments reported at NAV					108,487
Total					$6,020,591

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(20,193)		$(20,193)
Other liabilities: Free-standing derivatives	—	(5,808)	—	$287	(5,521)
Total recurring basis liabilities	$—	$(5,808)	$(20,193)	$287	$(25,714)
% of total liabilities at fair value	—%	22.6%	78.5%	(1.1)%	100.0%
The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2019.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Total
Assets
Fixed income securities:
U.S. government and agencies	$2,250	$50,564	$—		$52,814
Municipal	—	530,584	21,696		552,280
Corporate - public	—	2,688,680	5,221		2,693,901
Corporate - privately placed	—	962,072	19,272		981,344
Foreign government	—	140,166	—		140,166
MBS	—	13,857	—		13,857
Total fixed income securities	2,250	4,385,923	46,189		4,434,362
Equity securities	265,195	858	8,080		274,133
Short-term investments	124,763	99,335	—		224,098
Other investments: Free-standing derivatives	—	6,008	75	$(846)	5,237
Separate account assets	265,546	—	—		265,546
Other assets	—	—	231,491		231,491
Total recurring basis assets	$657,754	$4,492,124	$285,835	$(846)	$5,434,867
% of total assets at fair value	12.1%	82.6%	5.3%	—%	100.0%

Investments reported at NAV					109,066
Total					$5,543,933

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(16,653)		$(16,653)
Other liabilities: Free-standing derivatives	—	(2,920)	—	$15	(2,905)
Total recurring basis liabilities	$—	$(2,920)	$(16,653)	$15	$(19,558)
% of total liabilities at fair value	—%	15.0%	85.1%	(0.1)%	100.0%

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2020
Other assets – Structured settlement annuity reinsurance agreement	$313,900	Stochastic cash flow model	Ultimate reinvestment spreads	119.0 - 226.0 basis points	170.3 basis points
Derivatives embedded in life contracts – equity-indexed and forward starting options	$(19,478)	Stochastic cash flow model	Projected option cost	3.9 - 4.2%	4.01%
December 31, 2019
Other assets – Structured settlement annuity reinsurance agreement	$231,491	Stochastic cash flow model	Ultimate reinvestment spreads	129.8 - 203.6 basis points	165.7 basis points
Derivatives embedded in life contracts - equity indexed and forward starting options	$(14,239)	Stochastic cash flow model	Projected option cost	3.9 - 4.2%	4.00%

If the ultimate reinvestment spreads increased (decreased), it would result in a lower (higher) fair value for the structured settlement annuity reinsurance agreement. The embedded derivatives are equity-indexed and forward starting options in certain life products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.
As of December 31, 2020 and 2019, Level 3 fair value measurements of fixed income securities total $26.8 million and $46.2 million, respectively, and include $9.6 million and $8.4 million, respectively, of securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. As the Company does not develop the Level 3 fair value unobservable inputs for these fixed income securities, they are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2019	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2020
Assets
Fixed income securities:
Municipal	$21,696	$(30)	$87	$6,013	$(10,619)	$—	$(866)	$—	$—	$16,281
Corporate - public	5,221	1	338	—	—	—	—	—	—	5,560
Corporate - privately placed	19,272	11	(168)	2,141	(11,130)	—	(4,685)	—	(466)	4,975
Total fixed income securities	46,189	(18)	257	8,154	(21,749)	—	(5,551)	—	(466)	26,816
Equity securities	8,080	(310)	—	—	—	1	—	—	—	7,771
Free-standing derivatives, net	75	(38)	—	—	—	25	—	—	(39)	23	(1)
Other assets	231,491	82,409	—	—	—	—	—	—	—	313,900
Total recurring Level 3 assets	$285,835	$82,043	$257	$8,154	$(21,749)	$26	$(5,551)	$—	$(505)	$348,510
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(16,653)	$(1,822)	$—	$—	$—	$—	$—	$(2,763)	$1,045	$(20,193)
Total recurring Level 3 liabilities	$(16,653)	$(1,822)	$—	$—	$—	$—	$—	$(2,763)	$1,045	$(20,193)
____________________
(1)Comprises $23 thousand of assets.
The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2020.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$(1,467)	$83,510	$1,699	$(3,521)	$80,221
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2018	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2019
Assets
Fixed income securities:
Municipal	$20,821	$—	$1,695	$—	$—	$—	$(820)	$—	$—	$21,696
Corporate - public	6,761	1	542	—	(2,083)	—	—	—	—	5,221
Corporate - privately placed	11,190	6	422	13,987	—	—	—	—	(6,333)	19,272
Total fixed income securities	38,772	7	2,659	13,987	(2,083)	—	(820)	—	(6,333)	46,189
Equity securities	12,162	2,653	—	—	(16)	210	(6,768)	—	(161)	8,080
Free-standing derivatives, net	394	(200)	—	—	—	18	—	—	(137)	75	(1)
Other assets	169,386	62,105	—	—	—	—	—	—	—	231,491
Total recurring Level 3 assets	$220,714	$64,565	$2,659	$13,987	$(2,099)	$228	$(7,588)	$—	$(6,631)	$285,835
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(3,801)	$(1,664)	$—	$(10,128)	$—	$—	$—	$(1,283)	$223	$(16,653)
Total recurring Level 3 liabilities	$(3,801)	$(1,664)	$—	$(10,128)	$—	$—	$—	$(1,283)	$223	$(16,653)
____________________
(1)Comprises $75 thousand of assets.
The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2019.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$(535)	$65,100	$987	$(2,651)	$62,901
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2017	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2018
Assets
Fixed income securities:
Municipal	$21,178	$—	$(357)	$—	$—	$—	$—	$—	$—	$20,821
Corporate - public	7,312	1	(383)	—	—	—	—	—	(169)	6,761
Corporate - privately placed	55,979	4	(639)	—	(22,957)	—	—	—	(21,197)	11,190
ABS	15,205	—	(205)	—	—	—	—	—	(15,000)	—
Total fixed income securities	99,674	5	(1,584)	—	(22,957)	—	—	—	(36,366)	38,772
Equity securities	7,159	2,600	(5)	—	—	3,723	(1,315)	—	—	12,162
Free-standing derivatives, net	336	65	—	—	—	66	—	—	(73)	394	(1)
Other assets	166,290	3,096	—	—	—	—	—	—	—	169,386
Total recurring Level 3 assets	$273,459	$5,766	$(1,589)	$—	$(22,957)	$3,789	$(1,315)	$—	$(36,439)	$220,714
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(4,796)	$995	$—	$—	$—	$—	$—	$—	$—	$(3,801)
Total recurring Level 3 liabilities	$(4,796)	$995	$—	$—	$—	$—	$—	$—	$—	$(3,801)
____________________
(1)Comprises $394 thousand of assets.
The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2018.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$3	$5,763	$(326)	$1,321	$6,761
Transfers into Level 3 during 2020, 2019 and 2018 included situations where a quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers into Level 3 during 2019 also included derivatives embedded in equity-indexed universal life contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.
Transfers out of Level 3 during 2020, 2019 and 2018 included situations where a broker quote was used in the prior period and a quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
    The table below provides valuation changes included in net income and OCI for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2020	2019	2018
Assets
Fixed income securities:
Municipal	$(30)	$—	$—
Corporate - public	1	1	1
Corporate - privately placed	2	2	2
Total fixed income securities	(27)	3	3
Free-standing derivatives, net	(38)	(200)	65
Equity securities	(310)	82	2,594
Other assets	82,409	62,105	3,096
Total recurring Level 3 assets	$82,034	$61,990	$5,758

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(1,822)	$(1,664)	$995
Total recurring Level 3 liabilities	$(1,822)	$(1,664)	$995
Total included in net income	$80,212	$60,326	$6,753

Components of net income
Net investment income	$(1,467)	$(535)	$3
Realized capital gains (losses)	83,501	62,525	5,755
Contract benefits	1,699	987	(326)
Interest credited to contractholder funds	(3,521)	(2,651)	1,321
Total included in net income	$80,212	$60,326	$6,753

Assets
Municipal	$87
Corporate - public	338
Corporate - privately placed	27
Changes in unrealized net capital gains and losses reported in OCI (1)	$452
___________________
(1)Effective January 1, 2020, the Company adopted the fair value accounting standard that prospectively requires the disclosure of valuation changes reported in OCI.
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

($ in thousands)		December 31, 2020		December 31, 2019
Financial assets	Fair value level	Amortized cost, net	Fair value	Amortized cost, net	Fair value
Mortgage loans	Level 3	$621,702	$660,862	$733,258	$764,201

Financial liabilities	Fair value level	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Contractholder funds on investment contracts	Level 3	$1,504,295	$1,735,933	$1,605,574	$1,730,341
Liability for collateral	Level 2	76,393	76,393	158,111	158,111
___________________
(1)Represents the amounts reported on the Statements of Financial Position.